NATIONWIDE MUTUAL FUNDS

Nationwide Bailard International Equities Fund	Nationwide Invesco Core Plus Bond Fund (formerly,
Nationwide Bailard Small Cap Value Fund (formerly,	Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide Bailard Cognitive Value Fund)	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard Technology Fund (formerly,	Nationwide Loomis Core Bond Fund
Nationwide Bailard Technology & Science Fund)	Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Mid Cap Market Index Fund
Nationwide BNY Mellon Dynamic U.S. Equity	Nationwide NYSE Arca Tech 100 Index Fund
Income Fund	Nationwide Renaissance Small Cap Growth Fund
Nationwide Bond Index Fund	(formerly, Nationwide WCM Focused Small Cap
Nationwide Fund	Fund)
Nationwide Geneva Mid Cap Growth Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Schroders Global Equity Fund (formerly,
Nationwide Government Money Market Fund	Nationwide Global Sustainable Equity Fund)
Nationwide GQG US Quality Equity Fund	Nationwide Small Cap Index Fund
Nationwide Inflation-Protected Securities Fund	Nationwide Strategic Income Fund (formerly,
Nationwide International Index Fund	Nationwide Amundi Strategic Income Fund)
Nationwide International Small Cap Fund

Supplement dated March 25, 2026

to the Statement of Additional Information (“SAI”) dated March 2, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Bond Index Fund and Nationwide Mid Cap Market Index Fund (the “Funds’)

Effective April 1, 2026, the SAI is amended as follows:

1.	The information relating to the Funds under the heading “Limitation of Fund Expenses” beginning on page 69 of the SAI is deleted in its entirety and replaced with the following:

•	Nationwide Bond Index Fund to 0.20% until April 1, 2027
•	Nationwide Mid Cap Market Index Fund to 0.25% until April 1, 2027

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE